ASSETS PLEDGED (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Vessel, net	$ 43,446	$ 46,312
Restricted cash and investments	35,268	32,837
Total pledged assets	$ 78,714	$ 79,149